COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	2/9/2010
- - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     79

Form 13F Information Table Value Total:     $378,936

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 SYSTEMS INC               COM              03739T108     4060 180942.00 SH      Sole                113996.00          66946.00
ABOVENET INC                   COM              00374N107     9912 152413.00 SH      Sole                 97358.00          55055.00
ADVANCED ENERGY INDS COM       COM              007973100     1686 111825.00 SH      Sole                 75525.00          36300.00
ADVENT SOFTWARE INC COM        COM              007974108     2231 54798.00 SH       Sole                 34347.00          20451.00
AIXTRON AG ADR                 COM              009606104     1603 47823.00 SH       Sole                 31285.00          16538.00
ALIGN TECHNOLOGY INC COM       COM              016255101     4422 248174.00 SH      Sole                155624.00          92550.00
AMAZON COM INC COM             COM              023135106     1728 12851.00 SH       Sole                  6896.00           5955.00
AMERICAN SUPERCONDUCTR COM     COM              030111108     9212 225245.00 SH      Sole                146504.00          78741.00
AMERIGON                       COM              03070L300      102 12872.00 SH       Sole                 12872.00
APPLE COMPUTER INC COM         COM              037833100     2131 10117.00 SH       Sole                  4958.00           5159.00
ARCHIPELAGO LEARNING           COM              03956P102     6261 302468.00 SH      Sole                194913.00         107555.00
ARCSIGHT INC                   COM              039666102     2671 104455.00 SH      Sole                 65585.00          38870.00
ARUBA NETWORKS INC             COM              043176106     8478 795392.00 SH      Sole                514865.00         280527.00
ASIAINFO HOLDINGS INC          COM              04518A104     4355 143038.00 SH      Sole                 91663.00          51375.00
ATHENAHEALTH INC               COM              04685W103    19354 427827.00 SH      Sole                264621.00         163206.00
CERAGON NETWORKS               COM              M22013102     4377 372897.00 SH      Sole                233919.00         138978.00
CHIPOTLE MEXICAN GRILL CL A    COM              169656105     4054 45995.00 SH       Sole                 29810.00          16185.00
CITRIX SYS INC COM             COM              177376100      239  5745.00 SH       Sole                  5745.00
COGNIZANT TECH SOLUTNS CL A    COM              192446102      652 14393.00 SH       Sole                   655.00          13738.00
COMPELLENT TECHNOLOGIES INC    COM              20452A108    18239 804200.00 SH      Sole                500755.00         303445.00
CONCUR TECHNOLOGIES COM        COM              206708109     7947 185911.00 SH      Sole                120230.00          65681.00
CREE INC COM                   COM              225447101      930 16511.00 SH       Sole                  4839.00          11672.00
CTRIP COM INTL LTD ADR         COM              22943F100     3906 54365.00 SH       Sole                 38793.00          15572.00
DG FASTCHANNEL INC             COM              23326R109     2907 104087.00 SH      Sole                 65313.00          38774.00
DRAGONWAVE                     COM              26144M103     4995 435910.00 SH      Sole                288650.00         147260.00
ENERNOC                        COM              292764107    11540 379761.00 SH      Sole                246011.00         133750.00
FIRST SOLAR INC                COM              336433107      210  1551.00 SH       Sole                  1551.00
GENOMIC HEALTH INC COM         COM              37244C101     3391 173392.00 SH      Sole                110317.00          63075.00
GOOGLE INC CL A                COM              38259P508     1338  2159.00 SH       Sole                   981.00           1178.00
GRAND CANYON EDUCATION INC     COM              38526M106     2484 130678.00 SH      Sole                 82166.00          48512.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106    13613 167096.00 SH      Sole                105068.00          62028.00
GSI COMMERCE INC COM           COM              36238G102     6008 236653.00 SH      Sole                148380.00          88273.00
HEARTWARE INTERNATIONAL        COM              422368100      268  7582.00 SH       Sole                  7582.00
HOME INNS & HOTELS MANAGEMENT  COM              43713W107     1603 45350.00 SH       Sole                 31705.00          13645.00
INSULET CORP                   COM              45784P101     2717 190301.00 SH      Sole                125406.00          64895.00
INTERACTIVE INTELLIGEN COM     COM              45839M103     3565 193247.00 SH      Sole                127677.00          65570.00
INTUITIVE SURGICAL INC COM     COM              46120E602      692  2282.00 SH       Sole                  2282.00
IPG PHOTONICS CORP             COM              44980X109     3145 187988.00 SH      Sole                125448.00          62540.00
IROBOT CORP COM                COM              462726100     4522 256966.00 SH      Sole                165513.00          91453.00
ISHARES TR RUSL 2000 GROW      COM              464287648      522  7678.00 SH       Sole                                   17003.00
J CREW GROUP INC COM           COM              46612H402    13359 298592.00 SH      Sole                183347.00         115245.00
JDS UNIPHASE CORP COM          COM              46612J507      494 59950.00 SH       Sole                 38355.00          21595.00
K12 INC                        COM              48273U102     2401 118466.00 SH      Sole                 74462.00          44004.00
KNIGHT TRANSN INC COM          COM              499064103     1893 98165.00 SH       Sole                 61555.00          36610.00
KONGZHONG CORP                 COM              50047P104      134 10890.00 SH       Sole                 10890.00
LAM RESEARCH CORP COM          COM              512807108      428 10941.00 SH       Sole                 10941.00
LIVEPERSON INC COM             COM              538146101      150 21571.00 SH       Sole                 21571.00
LULULEMON ATHLETICA            COM              550021109     4033 134005.00 SH      Sole                 84090.00          49915.00
LUMBER LIQUIDATORS HOLDINGS IN COM              55003T107     4563 170293.00 SH      Sole                107738.00          62555.00
MAKO SURGICAL CORP             COM              560879108      145 13104.00 SH       Sole                 13104.00
MELLANOX TECHNOLOGIES LTD      COM              M51363113     2933 155295.00 SH      Sole                101730.00          53565.00
MERCADOLIBRE INC               COM              58733R102     3197 61650.00 SH       Sole                 43210.00          18440.00
MONOLITHIC POWER SYSTEMS INC   COM              609839105     1034 43145.00 SH       Sole                 27115.00          16030.00
NANOMETRICS INC COM            COM              630077105     8410 742331.00 SH      Sole                489096.00         253235.00
NETLOGIC MICROSYS INC COM      COM              64118B100     7792 168453.00 SH      Sole                107661.00          60792.00
NUVASIVE INC COM               COM              670704105     3651 114181.00 SH      Sole                 71799.00          42382.00
PEGASYSTEMS INC COM            COM              705573103     8112 238612.00 SH      Sole                154267.00          84345.00
PERFECT WORLD CO               COM              71372U104     1242 31498.00 SH       Sole                 22033.00           9465.00
PF CHANGS CHINA BISTRO COM     COM              69333Y108     1361 35915.00 SH       Sole                 22575.00          13340.00
PIPER JAFFRAY COS COM          COM              724078100     7666 151482.00 SH      Sole                 97410.00          54072.00
PMC-SIERRA INC COM             COM              69344F106     3229 372973.00 SH      Sole                233917.00         139056.00
RACKSPACE HOSTING INC          COM              750086100    18283 876915.00 SH      Sole                538730.00         338185.00
RUBICON TECHNOLOGY INC         COM              78112T107      241 11895.00 SH       Sole                 11895.00
SALESFORCE COM INC COM         COM              79466L302      340  4613.00 SH       Sole                  4613.00
SILICON LABORATORIES COM       COM              826919102     9189 189945.00 SH      Sole                122340.00          67605.00
SIRONA DENTAL SYSTEMS          COM              82966C103     4846 152686.00 SH      Sole                 95965.00          56721.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     5841 411688.00 SH      Sole                268782.00         142906.00
SOLERA HOLDINGS                COM              83421A104     4679 129950.00 SH      Sole                 81426.00          48524.00
SONIC SOLUTIONS COM            COM              835460106      277 23538.00 SH       Sole                 23538.00
STRATASYS INC COM              COM              862685104      246 14284.00 SH       Sole                 14284.00
SUCCESSFACTORS INC             COM              864596101    14553 877767.00 SH      Sole                541438.00         336329.00
TENNECO AUTOMOTIVE INC COM     COM              880349105     1444 81485.00 SH       Sole                 51100.00          30385.00
TERADYNE INC COM               COM              880770102    11735 1093671.00 SH     Sole                703600.00         390071.00
THORATEC LABS CORP COM NEW     COM              885175307     8673 322211.00 SH      Sole                197959.00         124252.00
ULTA SALON COSMETICS & FRAGRAN COM              90384S303     3206 176594.00 SH      Sole                111044.00          65550.00
VEECO INSTRS INC DEL COM       COM              922417100    22883 692603.00 SH      Sole                433756.00         258847.00
VISTAPRINT N.V.                COM              N93540107    11464 202342.00 SH      Sole                122442.00          79900.00
WARNACO GROUP                  COM              934390402     2667 63226.00 SH       Sole                 39632.00          23594.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112